TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Trade accounts receivables
Services and goods	[1]	R$ 10,996,158	R$ 10,411,091
Interconnection amounts	[2]	683,876	824,960
Vivo Money FIDC		358,000	182,805
Amounts from related parties (Note 29)		68,924	67,669
Trade accounts receivable		9,669,113	9,090,143
Current		9,318,077	8,691,114
Non-current		351,036	399,029
Unbilled amounts		2,551,270	2,339,241
Estimated impairment losses
Trade accounts receivables
Trade accounts receivable		(2,437,845)	(2,396,382)
Gross carrying amount
Trade accounts receivables
Trade accounts receivable		R$ 12,106,958	R$ 11,486,525

[1]	The consolidated include R$2,551,270 and R$2,339,241 to be billed to customers on December 31, 2023 and 2022, respectively. It also includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.
[2]	Refer to billed amounts from other telecommunications operators.